Accounts Receivable (Schedule of accounts receivable) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Receivables [Abstract]
Trade receivables	$ 167,688	$ 271,015
GST/VAT receivables	5,856	3,919
Other receivables	10,400	1,205
Total	$ 183,944	$ 276,139